Investments - Narrative (Details) $ in Millions	Mar. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Number of securities | security	745	764
Number of positions | security	1,196	1,263
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount	$ 0.7	$ 1.7
Fair Value	47.0	47.5
Wellington Funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 46.4	$ 46.9	$ 50.0